PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 16 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Property and equipment as of December 31, 2024 and December 31, 2023 consisted of the following:

($ in thousands)	December 31, 2024	December 31, 2023
Land and Buildings	$209,668	$207,194
Machinery and Equipment	44,347	41,928
Furniture and Fixtures	43,054	37,912
Leasehold Improvements	183,522	173,614
Website, Computer Equipment and Software	11,853	11,124
Vehicles	2,784	2,892
Construction In Progress	12,037	14,483
Total property and equipment, gross	507,265	489,147
Less: Accumulated depreciation	(162,419)	(120,839)
Property and equipment, net	$344,846	$368,308
The following table reflects depreciation expense related to property and equipment for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Depreciation expense included in cost of goods sold and ending inventory	$28,648	$35,716
Depreciation expense included in selling, general and administrative expense	15,547	18,475
Total depreciation expense	$44,195	$54,191
The following table reflects depreciation expense capitalized to cost of goods sold and depreciation expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense included in cost of goods sold	$33,299	$33,873
Capitalized expense to inventory for prior periods	12,795	10,847